Related Party Transactions (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Amounts Due To/from Stockholders
The amounts below include amounts due to/from stockholders as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Due to stockholders consists of unsecured notes to stockholders with interest at the mid-term AFR rate (2.08% at June 30, 2020).	$51,315	$342,718

The amounts below include amounts due to/from stockholders as of December 31, 2019 and December 31, 2018:

	2019	2018
Due from stockholders consists of unsecured notes from stockholders with interest 2.18%.	$0	$252,858

Due to stockholders consists of unsecured notes to stockholders with interest at the mid-term AFR rate (2.08% at December 31, 2019 ).	$342,718	$33,463